                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [X];           Amendment Number: 1

     This Amendment (Check only one): [ ] is a restatement.
                                      [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WELLSPRING MANAGEMENT, LLC
Address:  1790 KIRBY PARKWAY
          SUITE 127
          MEMPHIS, TN  38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GEORGE GRIFFIN
Title: CHIEF FINANCIAL OFFICER
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


         /s/ George Griffin              Memphis, TN    May 27, 2009
-------------------------------------   -------------   ------------
           [Signature]                  [City, State]      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       1
Form 13F Information Table Value Total:   3,611 (THOUSANDS)
List of Other Included Managers:            N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                                            COLUMN 8
   COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7   ----------------------
   --------       ---------   ---------   --------   ---------------------   ----------   --------      VOTING AUTHORITY
                  TITLE OF                 VALUE      SHRS OR   SH/   PUT/   INVESTMENT     OTHER    ----------------------
 NAME OF ISSUER     CLASS      CUSIP      (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
 --------------   ---------   ---------   --------   --------   ---   ----   ----------   --------   ------   ------   ----
SPDR GOLD TRUST      ETF      78463V107     3,611     40,000                    SOLE                 40,000